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STEPHANIE CAPISTRON

stephanie.capistron@dechert.com +1 617 728 7127 Direct +1 617 275 8364 Fax

February 27, 2015

VIA EDGAR

Filing Desk

Securities and Exchange Commission

Office of Filings and Information Services

Branch of Registrations and Examinations

Mail Stop 0-25

100 F Street, NE

Washington, D.C. 20549

Re:	Goldman Sachs Trust II (the “Registrant”)

File Nos. 333-185659 and 811-22781

Post-Effective Amendment No. 11 to the Registration Statement on Form N-1A

Ladies and Gentlemen:

On behalf of the Registrant, electronically transmitted for filing pursuant to Rule 485(a) under the Securities Act of 1933, as amended (“1933 Act”), is Post-Effective Amendment No. 11 to the Registrant’s registration statement on Form N-1A (“Registration Statement”) under the 1933 Act and Amendment No. 13 to the Registration Statement under the Investment Company Act of 1940, as amended (“1940 Act”). The filing is being made in connection with Goldman Sachs Multi-Manager Alternatives Fund’s annual update to its registration statement to incorporate all supplements that were filed since April 30, 2014, including those reflecting the addition of new sub-advisers, and to make certain other changes.

No fee is required in connection with this filing. Please direct any questions concerning the filing to the undersigned at 617.728.7127.

Best regards,

/s/ Stephanie Capistron

Stephanie Capistron